Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants, Redeemable Convertible Preferred Stock and Stockholders' Deficit
7. Warrants, Redeemable Convertible Preferred Stock and Stockholders’ Equity
Common Stock
In July 2025, the Company completed its IPO, in which the Company issued and sold 4,600,000 shares of its common stock, including the underwriters’ overallotment option which was exercised in full, at a public offering price of $24.00 per share.
The Company’s amended and restated certificate of incorporation authorizes for issuance up to 500,000,000 shares of common stock with a par value of $0.000001 per share. In connection with the IPO, all shares of the Company’s outstanding redeemable convertible preferred stock automatically converted into approximately 12,729,240 shares of common stock.
The holders of common stock are entitled to receive dividends at the discretion of the board of directors, subject to preferences that may apply to shares of preferred stock outstanding at the time.
All holders of common stock are entitled to one vote per share on all matters to be voted on by the Company’s stockholders. Upon liquidation, dissolution or winding up, the holders of common stock are entitled to share equally in all the Company’s assets remaining after payment of all liabilities.

At September 30, 2025, the Company has reserved an aggregate of 4,831,124 shares of common stock for the conversion, exercise or issuance, as applicable, of the following outstanding securities:

Common warrants	244,425
Restricted stock units	185,247
Stock options and employee stock purchase program	4,401,452

Total shares	4,831,124

Preferred Stock
The Company’s amended and restated certificate of incorporation provides its board of directors with the authority to issue up to 10,000,000 shares of undesignated preferred stock with a par value of $0.000001 per share and to determine or alter the rights, preferences, privileges and restrictions granted to or imported upon these shares without further vote or action by the Company’s stockholders. The Company does not have outstanding preferred stock issued as of September 30, 2025.
Warrants
The Company’s preferred warrants were redeemed upon settlement of the IPO. As a result, the Company settled their warrant liability of $0.2 million.
See the table below for a roll forward of the total preferred stock from July 1, 2024 to September 30, 2024 and July 1, 2025 to September 30, 2025 and from January 1, 2024 to September 30, 2024 and January 1, 2025 to September 30, 2025, which details the total redeemable convertible preferred stock presented in the unaudited condensed consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity (in thousands, except share amounts):

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock		Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at July 1, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	92,041,042	$82,754
Issuance of Series G preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	7,188,841	6,487
Balance at September 30, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,241

Balance at July 1, 2025	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247
Conversion of preferred stock to common stock upon IPO	(5,045,368)	(2,473)	(8,255,614)	(5,179)	(18,894,315)	(10,827)	(42,890,840)	(24,908)	(39,656,811)	(33,411)	(29,019,153)	(29,738)	(74,840,147)	(132,975)	(23,664,027)	(49,392)	(99,229,883)	(89,247)

Balance at September 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock		Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	34,972,704	$31,258
Issuance of Series G preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	64,257,179	57,983
Balance at September 30, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,241

Balance at January 1, 2025	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247
Conversion of preferred stock to common stock upon IPO	(5,045,368)	(2,473)	(8,255,614)	(5,179)	(18,894,315)	(10,827)	(42,890,840)	(24,908)	(39,656,811)	(33,411)	(29,019,153)	(29,738)	(74,840,147)	(132,975)	(23,664,027)	(49,392)	(99,229,883)	(89,247)

Balance at September 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

11. Warrants, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common Stock
The Company has one class of authorized common stock and has authorized for issuance up to 500,000,000 shares of common stock with a par value of $0.000001 per share.

The holders of common stock are entitled to receive dividends at the discretion of the board of directors, subject to preferences that may apply to shares of preferred stock outstanding at the time.
All holders of common stock are entitled to one vote per share on all matters to be voted on by the Company’s stockholders. Upon liquidation, dissolution or winding up, the holders of common stock are entitled to share equally in all the Company’s assets remaining after payment of all liabilities and the liquidation preferences of any outstanding preferred stock.
At December 31, 2024, the Company has reserved 16,152,751 shares of common stock for the conversion or exercise, as applicable, of the following securities:

Redeemable convertible preferred stock	12,729,349
Preferred warrants	10,377
Common warrants	672,633
Restricted stock units	113,819
Stock options	2,228,838

Total shares	15,755,015

Common Stock Warrants
The Company issued warrants to certain consultants and service providers. The warrants, which were issued on various dates between July 2017 and June 2024, expire between July 2027 and June 2034 and grant the holders the right to purchase shares of common stock at exercise prices ranging from $6.44 to $31.08. At the time of issuance, the Company valued these warrants using the Black-Scholes option pricing model using the following assumptions:

Risk-free interest rate	1.47% – 4.80%
Expected life	10 years
Dividend rate	0%
Volatility	35.14% – 65.00%
Fair value per share of common stock	$8.12 – $72.52
The Company determined that the common stock warrants issued in November 2018 had characteristics of a liability. As a result, the warrants have been recorded within long-term liabilities and were valued at $0.0 million and $0.1 million as of December 31, 2024 and 2023, respectively. The warrant liabilities are remeasured at fair value at each reporting period. Refer to Note 8 for more information.
Redeemable Convertible Preferred Stock
During the year ending December 31, 2024, the Company issued 64,257,179 shares of Series G preferred stock with an original issuance price of $0.90 per share for cash proceeds of $58.1 million. The Company had issuance costs of approximately $0.1 million associated with this transaction.
During the year ending December 31, 2023, the Company issued 34,972,704 shares of Series G preferred stock with an original issuance price of $0.90 per share for cash proceeds of $31.6 million. The Company had issuance costs of approximately $0.3 million associated with this transaction.

All classes of preferred stock have a par value of $0.000001 per share. The Company’s preferred stock is recorded in the temporary equity section of the Company’s consolidated balance sheets.
See the table below for a roll forward of the total preferred stock from January 1, 2023 to December 31, 2024, which details the total redeemable convertible preferred stock presented in the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ deficit (in thousands, except share amounts):

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock	Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2023	5,045,368	$2,473	8,255,614	$5,179	18,456,996	$10,228	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	—	$—
Issuance of Series G Preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	34,972,704	31,258
Exercise of warrants	—	—	—	—	437,319	599	—	—	—	—	—	—	—	—	—	—	—	—

Balance at December 31, 2023	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	34,972,704	$31,258
Issuance of Series G Preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	64,257,179	57,989

Balance at December 31, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247

A general summary of the rights with respect to the preferred stock is provided below.
Dividends
The holders of preferred stock, in preference to the holders of common stock, shall be entitled to receive on a pari passu basis, out of funds that are legally available, cash dividends at the rate of 8% of the applicable original issue price per annum on each outstanding share of preferred stock. All original issue prices are subject to adjustment for any stock dividends, combinations, splits, recapitalizations and similar events.
Dividends are
non-cumulative,
and the Company has no obligation to pay dividends until declared by the Company’s board of directors. Through December 31, 2024, no dividends have been declared by the Company’s board of directors.
Liquidation Preference
Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any common stock, the holders of preferred stock shall be entitled to be paid on a pari passu basis out of the assets of the Company legally available for distribution (or the consideration received by the Company or its stockholders in an acquisition) for each share of preferred stock held by them, an amount per share of preferred stock equal to the original issue price for such share of preferred stock plus all declared and unpaid dividends on such share of preferred stock for an aggregate liquidation value of approximately (in millions):

Series Seed	$2.5
Series A	$4.5
Series B	$10.4
Series C	$25.3
Series D	$34.9
Series E	$29.9
Series F-1	$137.0
Series F	$49.5
Series G	$178.6

Total	$472.6

If upon liquidation, the assets of the Company are insufficient to make payment in full to all holders of preferred stock, then such assets shall be distributed among the holders of preferred stock at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.
Conversion
Each share of preferred stock shall be convertible at the option of the holder, at any time, into fully paid and nonassessable shares of common stock. The number of shares of common stock to which a holder of preferred stock shall be entitled upon conversion shall be the product obtained by multiplying the applicable “Series Preferred Conversion Rate”, by the number of shares of such preferred stock being converted, as defined in the Company’s latest amended and restated certificate of incorporation. The Series Preferred Conversion Rate is the quotient obtained by dividing the Original Issue Price of such series of Series Preferred by the applicable “Series Preferred Conversion Price”. The Series Preferred Conversion Price is generally the Original Issuance Price for all series of Series Seed, A, B, C, D and G preferred stock, subject to certain adjustments.
At December 31, 2024 and 2023, the preferred stock Original Issuance Prices were $0.50 per share for Series Seed preferred stock, $0.55 per share for Series A and Series B preferred stock, $0.59 per share for Series C preferred stock, $0.88 per share for Series D preferred stock, $1.03 per share for Series E preferred stock, $1.83 per share for Series F preferred stock, $2.09 per share for Series
F-1
preferred stock and $0.90 for Series G preferred stock. These conversion prices are subject to adjustment in accordance with the Company’s latest amended and restated certificate of incorporation.
The issuance of the Series G Preferred Stock triggered adjustments to the Series Preferred Conversion Price for Series E through Series
F-1,
such that at December 31, 2024 and December 31, 2023, the Series Preferred Conversion Prices were $1.00 per share and $1.02 per share, respectively, for Series E preferred stock; $1.61 per share and $1.74 per share, respectively, for Series F preferred stock; and, $1.81 per share and $1.97 per share, respectively, for Series
F-1
preferred stock. These conversion prices are subject to adjustment in accordance with the Company’s latest amended and restated certificate of incorporation.
Voting
The holders of preferred stock shall vote together with the holders of common stock and not as a separate class and may act by written consent in the same manner as the holders of common stock. Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent and shall have voting rights and powers equal to the voting rights and powers of the holders of common stock and shall be entitled to notice of any stockholders’ meeting in accordance with the bylaws of the Company.
Redemption
The Company’s preferred stock is not generally redeemable except in situations set forth in the certificate of incorporation, including when more than fifty percent of the Company’s voting power is transferred, a triggering event is created that is outside the control of the Company, and a change in control of Company ownership.
Preferred Stock Warrants
In connection with the issuance of promissory notes later converted by the Company to various series of preferred stock, the Company issued warrants to the convertible promissory note holders. The warrants, which were issued on various dates between February 2012 and February 2017, expire between February 2022 and November 2026 and grant the holders the right to purchase in the aggregate the following shares of preferred stock:

	Shares	Exercise Price
Series A Preferred	797,351	$0.55
Series B Preferred	733,047	$0.55
Series C Preferred	290,563	$0.59
The Company determined that these preferred stock warrants had characteristics of a liability. As a result, the warrants have been recorded within long-term liabilities and were valued at $0.1 million and $0.2 million at December 31, 2024 and 2023, respectively. The warrant liabilities are remeasured at fair value at each reporting period. Refer to Note 8 for more information.
At the time of issuance, the Company has valued these warrants using the Black-Scholes option pricing model using the following assumptions:

Risk-free interest rate	1.74% – 2.37%
Expected life	10 years
Dividend rate	0%
Volatility	33.00% – 59.00%
Fair value per share of preferred stock	$15.40 – $16.52
During the year ending December 31, 2023, certain holders of our preferred stock warrants exercised 437,319 shares at an exercise price
of $0.55. Cash proceeds of approximately $0.2 million were received in connection with these exercises. The Company had minimal issuance costs associated with these transactions. There were no preferred stock warrants exercised during the year ended December 31, 2024.